Investment in an affiliate (Tables)	12 Months Ended
Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Summary of Unaduited Financial Information

December 31,
2015
(unaudited)
Financial position
Current assets	37,857
Property, plant, and equipment, net	3,795
Other assets	3,143

Total assets	$44,795
Current liabilities	3,493
Long-term debt	14,178

Total liabilities	17,671
Stockholders’ equity	27,124

Total liabilities and stockholders’ equity	$44,795

July 1, 2015
through
December 31,
2015*
(unaudited)
Sales	$655

Net loss	(8,352)
Net loss attributed to noncontrolling interest	(149)

Net loss attributed to the shareholders of ENS	$(8,203)
Preferred stock dividend	(147)

Net loss attribute to common stockholders of ENS	$(8,350)

Net loss attributable to the Company	$(1,403)

*The results of ENS during the period from July 1, 2015 to July 13, 2015, the date of acquisition of the Purchased Common Stock is considered to be immaterial.

Schedule of Difference between Carrying Value of Investment in Purchased Common Stock and Underlying Equity in Net Assets

December 31,
2015
Underlying equity in net assets of ENS (16.8% of net assets of ENS)	$4,285
Difference between the cost of investment and the underlying equity in net assets	(2,444)

Investment in Purchased Common Stock	$1,841